Fair Value (Nonrecurring Fair Value Measurements) (Narrative) (Details)	12 Months Ended
Dec. 31, 2013
Private Equity And Debt Funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidation period	2 years
Private Equity And Debt Funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidation period	10 years
Real Estate Funds [Member] | Minimum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidation period	1 year
Real Estate Funds [Member] | Maximum [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidation period	10 years